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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                 March 28, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Growth and Income Fund
        Rule 497(j) Filing (File Nos. 2-21657 and 811-1228)

Ladies and Gentlemen:


        Van Kampen Growth and Income Fund (the "Registrant"), filed via EDGAR on March 26, 2002 an electronically signed copy of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto, pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.


        Should the staff have any questions regarding the foregoing, please contact me at (630) 684-8370.


                                Very truly yours,

                                /s/ Sara L. Badler

                                Sara L. Badler
                                Assistant Secretary